Offerings - Offering: 1	Aug. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	6.615
Maximum Aggregate Offering Price	$ 23,152,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,197.36
Offering Note	Amount Registered represents common shares, no par value ("Common Shares"), issuable pursuant to the DiaMedica Therapeutics Inc. Amended and Restated 2019 Omnibus Incentive Plan (the "Plan"). Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional Common Shares that become issuable under the Plan by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding Common Shares. Proposed Maximum Offering Price Per Unit and resulting Maximum Aggregate Offering Price estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act, based on the average of the high and low prices per Common Share on August 4, 2026, as reported by The Nasdaq Stock Market LLC.